SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
For the Wells Fargo California Limited-Term Tax Free Fund
Wells Fargo Carlifornia Tax-Free Fund
Wells Fargo High Yield Municipal Bond Fund
Wells Fargo Intermediate Tax/AMT-Free Fund
Wells Fargo Municipal Bond Fund
Wells Fargo Short-Term Municipal Bond Fund
Wells Fargo Strategic Municipal Bond Fund
Wells Fargo Ultra Short-Term Municipal Income Fund
Wells Fargo Wisonsin Tax-Free Fund
(each the “Fund”, together the “Funds”)

Lyle Fitterer, CFA has announced his intention to retire from Wells Capital Management Incorporated on July 1, 2019. He will continue to serve as a portfolio manager of the Funds through June 1, 2019. After June 1, 2019, all references to Lyle Fitterer, CFA in the Funds’ Statement of Additional Information are hereby removed.

Effective immediately, Robert J. Miller is removed as a portfolio manager to California Tax-Free Fund. All references to Robert J. Miller in the Fund’s Statement of Additional Information are hereby removed.

Effective immediately, Brandon Pae is added as a portfolio manager to the California Limited-Term Tax-Free Fund and California Tax-Free Fund. Bruce R. Johns and Adrian Van Poppel are added as a portfolio manager to the Intermediate Tax/AMT-Free Fund. Wendy Casetta and Terry J. Goode are added as portfolio managers to the Municipal Bond Fund. Bruce R. Johns is added as a portfolio manager to the Short-Term Municipal Bond Fund. Terry J. Goode is added as a portfolio manager to the Strategic Municipal Bond Fund. James Randazzo is added as a portfolio manager to the Ultra Short-Term Municipal Income Fund. Wendy Casetta is added as a portfolio manager to the Wisonsin Tax-Free Fund.

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Portfolio Manager
Brandon Pae[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
James Randazzo[1]	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$1.01B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Messrs. Pae and Randazzo became portfolio manager of the on March 28, 2019. The information presented in this table is as of the Fund’s fiscal year end, at which time they were not a manager of the Fund.

Portfolio Manager Fund Holdings[1]
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Wendy Casetta	Minnesota Tax-Free Fund Municipal Bond Fund[2] Short-Term Municipal Bond Fund Strategic Municipal Bond Fund Ultra Short-Term Municipal Income Fund Wisconsin Tax-Free Fund[2]	$0 $0 $100,001 - $500,000 $100,001 - $500,000 $100,001 - $500,000 $0
Terry J. Goode	California Limited Term Tax-Free Fund California Tax-Free Fund Colorado Tax-Free Fund High Yield Municipal Bond Fund Municipal Bond Fund[2] Strategic Municipal Bond Fund[2]	$10,001-$50,000 $10,001-$50,000 $0 $0 $0 $0
Bruce R. Johns	Intermediate Tax/AMT-Free Fund[2] Minnesota Tax-Free Fund North Carolina Tax-Free Fund Pennsylvania Tax-Free Fund Short-Term Municipal Bond Fund[2] Ultra Short-Term Municipal Income Fund Wisconsin Tax-Free Fund	$0 $0 $0 $0 $0 $0 $0
Brandon Pae	California Limited-Term Tax-Free Fund[2] California Tax-Free Fund[2]	$0 $0
James Randazzo	Ultra Short-Term Municipal Bond Fund[2]	$0
Adrian Van Poppel	California Limited Term Tax-Free Fund California Tax-Free Fund Colorado Tax-Free Fund Intermediate Tax/AMT-Free Fund[2]	$10,001-$50,000 $10,001-$50,000 $0 $0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	This portoflio manager was added to the Fund on March 28, 2019. The information presented for this Fund is as of December 31, 2018, at which time they were not a manager of the Fund.

March 28, 2019